Net Loss Per Share - Schedule of Numerators and Denominators Used in Calculation of Basic and Diluted Earnings (loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net loss	$ (2,263)	$ (1,806)	$ (1,096)	$ (1,581)	$ 11	$ (1,673)
Weighted average common shares outstanding	5,961,636	6,022,983	5,958,407	6,076,838
Loss per common share	$ (0.38)	$ (0.30)	$ (0.18)	$ (0.26)
Weighted average common shares outstanding					6,047,979	6,286,706
Basic earnings (loss) per common share						$ (0.27)
Weighted average common shares outstanding					6,047,979	6,286,706
Diluted weighted average common shares outstanding					6,047,979	6,286,706
Diluted earnings (loss) per common share						$ (0.27)